Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans
Employee Benefit Plans

20. Employee Benefit Plans

The Group’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits for full time employees. The Group contributed RMB253,561, RMB168,688 and RMB158,389 for the years ended December 31, 2015, 2016 and 2017, respectively, for such benefits and has no legal obligation for the benefits beyond the contribution made. The PRC government is responsible for the medical benefits and ultimate liability to those employees.